Annual Fund Operating Expenses - ClassA ClassC ClassR ClassY - Victory RS Small Cap Equity Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver/Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%	[1]
Class C
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	3.51%
Total Annual Fund Operating Expenses	5.26%
Fee Waiver/Expense Reimbursement	(3.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10%	[1]
Class R
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.80%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver/Expense Reimbursement	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	[1]
Class Y
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver/Expense Reimbursement	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	[1]

[1]	Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 1.75% and 1.10% of Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.